Common Stock (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 17, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2022
Common Stock (Details) [Line Items]
Shares issued	2,500,000	425,606
Purchase warrants				1,150,000
Incurred expenses (in Dollars)		$ 100
Change in fair value of warrant liability (in Dollars)			$ 92
Warrants forfeited		117,300
Business combination shares classified as liability	1,150,000
Gain on warrant liability (in Dollars)	$ 200
Sponsor [Member]
Common Stock (Details) [Line Items]
Shares issued		1,000,000
Class A Common Stock [Member]
Common Stock (Details) [Line Items]
Share authorized		400,000,000	232,000,000
Warrant [Member]
Common Stock (Details) [Line Items]
Purchase warrants	8,695,000
Shares converted	70,000
Conversion of shares issued	2,702
Warrants forfeited	8,625,000
Common Stock Warrants (Related Party) [Member]
Common Stock (Details) [Line Items]
Change in fair value of warrant liability (in Dollars)		$ 100